Properties And Equipment (Schedule Of Properties And Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 332,592	$ 318,464
Less accumulated depreciation	(211,290)	(201,094)
Net properties and equipment	121,302	117,370
Land [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	7,098	5,365
Buildings and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	79,814	64,440
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	33,895	31,077
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	89,346	83,293
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	45,079	45,414
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	71,781	71,894
Projects Under Development [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 5,579	$ 16,981